Loans and Allowance for Loan Losses - Primary Reason for Loan Modifications Classified as TDRs (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) contract	Mar. 31, 2015 USD ($) contract	Dec. 31, 2015 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	39		40
Post-Modification Outstanding Recorded Investment	$ 30,500		$ 30,800
Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		2
Pre-Modification Outstanding Recorded Investment		$ 391
Post-Modification Outstanding Recorded Investment		$ 391
Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Commercial and Industrial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2		2
Commercial and Industrial | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Commercial and Industrial | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Construction | 1-4 Family
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0		0
Construction | 1-4 Family | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Construction | 1-4 Family | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Construction | Commercial construction
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4		4
Construction | Commercial construction | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Construction | Commercial construction | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	13		13
Real Estate Commercial Mortgage | Owner occupied | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		2
Pre-Modification Outstanding Recorded Investment		$ 391
Post-Modification Outstanding Recorded Investment		$ 391
Real Estate Commercial Mortgage | Owner occupied | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	6		6
Real Estate Commercial Mortgage | Non-owner occupied | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Real Estate Commercial Mortgage | Non-owner occupied | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	10		10
Real Estate Residential Mortgage | 1-4 Family | 1st lien | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Real Estate Residential Mortgage | 1-4 Family | 1st lien | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4		5
Real Estate Residential Mortgage | 1-4 Family | Junior lien | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Real Estate Residential Mortgage | 1-4 Family | Junior lien | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Installment
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0		0
Installment | Rate
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0
Installment | Structure
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0
Pre-Modification Outstanding Recorded Investment		$ 0
Post-Modification Outstanding Recorded Investment		$ 0